DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The table below summarizes the market value of the Company’s financial instruments with off-balance-sheet risk.

	Assets		Liabilities
	2018	2017	2018	2017
	(in millions)
Equity options	13.3	119.3	0.9	30.4
Total	$13.3	$119.3	$0.9	$30.4